Accrued liabilities	12 Months Ended
Dec. 31, 2025
Accrued liabilities [Abstract]
Accrued liabilities	21Accrued liabilities

Accounting policies
Accrued liabilities are initially measured at fair value and subsequently at amortized cost and are de-
recognized when the obligation under the liability is discharged, cancelled or has expired.

Accrued liabilities are summarized in the accompanying table.
Philips Group
Accrued liabilities in millions of EUR

	2025	2024
Personnel-related costs:
- Salaries and wages	631	601
- Accrued holiday entitlements	100	95
- Other personnel-related costs	98	101
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	32	41
Communication and IT costs	52	55
Distribution costs	92	95
Sales-related costs:
- Commission payable	17	16
- Advertising and marketing-related costs	120	120
- Other sales-related costs	18	15
Material-related costs	116	124
Interest-related accruals	95	83
Other accrued liabilities	246	283
Accrued liabilities	1,616	1,630